Derecognition of financial assets - Additional Information (Detail) - Canadian residential mortgage loans [member]	12 Months Ended
Oct. 31, 2018
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Threshold for the borrower to pay the insurance for mortgages	We require the borrower to pay for mortgage insurance when the loan amount is greater than 80% of the original appraised value of the property (loan-to-value (LTV) ratio). For residential mortgage loans securitized under this program with LTV ratios less than 80%, we are required to insure the mortgages at our own expense. Under the NHA MBS program, we are responsible for making all payments due on our issued MBS, regardless of whether we collect the necessary funds from the mortgagor or the insurer.
Description of insurance claim	The insurance claim process is managed by the insurance provider in accordance with the insurer’s policies and covers the entire unpaid loan balance plus generally up to 12 months of interest, selling costs and other eligible expenses
Top of range [member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Percentage of loan amount to appraised value (LTV) ratio which insurance amount payable by borrower	80.00%
Bottom of range [member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Percentage of loan amount to appraised value (LTV) ratio which insurance amount payable by borrower	80.00%